Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

January 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”) File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add new series is Post-Effective Amendment No. 19 and Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares of the following new series of the Trust:

Pacer Benchmark Hotel & Lodging Real Estate SCTR℠ ETF
Pacer Benchmark Apartments & Residential Real Estate SCTR℠ ETF
Pacer Benchmark Office Real Estate SCTR℠ ETF
Pacer Benchmark Retail Real Estate SCTR℠ ETF
Pacer Benchmark Healthcare Real Estate SCTR℠ ETF
Pacer Benchmark Industrial Real Estate SCTR℠ ETF
Pacer Benchmark Net Lease Real Estate SCTR℠ ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTR℠ ETF

If you have any questions or require further information, please contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust